Form N-1A Cover	Mar. 18, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CYBER HORNET TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 18, 2026
Prospectus Date	Jul. 29, 2025